Accounts Payable - Summary of Accounts Payable (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Accounts Payable [Abstract]
Dividends payable	[1]	R$ 4,363	R$ 6,833
Treasury shares acquired	[2]	839	1,874
Rent payable – prior month expense		2,056	1,887
Other payables		70	83
Accounts Payable		7,328	10,677
Current		7,328	10,677
Non-current		R$ 0	R$ 0

[1]	On December 31, 2020, the partners approved a distribution of dividends for the results of the current month. Based on the balance until the available data, Vinci settled a provision for dividends payable of R$ 27,423. As of December 3, 2021, the amount of R$ 20,590 was paid, with an outstanding balance of R$ 6,833 remaining. On January 21, 2022, the amount of R$ 2,470 was paid, remaining outstanding the amount of R$ 4,363.
[2]	As informed in Note 14(f), on May 6, 2021, Vinci started its share repurchase program. The shares repurchased were totally settled on January 04, 2023.